Common shares (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Change in common shares
Changes in common shares for the periods presented in this report were as follows:

	Issued and fully paid share capital $0.10 par value each
	Shares	$ millions
December 31, 2018	100,000,000	10
RSU share issuance	234,973	—
December 31, 2019	100,234,973	10
RSU share issuance	149,462	—
December 31, 2020	100,384,435	10